                              WEITZ PARTNERS, INC.

                      Supplement dated April 4, 1997 to the
                         Prospectus dated April 19, 1996

The information on pages 6 and 7 of the Prospectus is amended in its entirety as follows:

     The chart below depicts the change in the value of a $100,000 investment for the period December 31, 1985 through December 31, 1995 for Weitz Partners II
- Limited Partnership, the predecessor to the Fund, (the "Predecessor Partnership") and the Fund as compared with the growth of the S&P 500 index during the same period. The S&P 500 is an unmanaged index consisting of 500 companies. The information assumes reinvestment of dividends and capital gains distributions. The Fund succeeded to substantially all of the assets of the Predecessor Partnership, a Nebraska investment limited partnership as of December 31, 1993. The Fund's investment objectives and policies are substantially identical to those of the Predecessor Partnership and Wallace R. Weitz was the General Partner and portfolio manager for the Predecessor Partnership and is the portfolio manager for the Fund. The Predecessor Partnership was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Predecessor Partnership had been registered under the 1940 Act, the performance of the Predecessor Partnership may have been adversely affected. As indicated, $100,000 originally invested in the Predecessor Partnership on December 31, 1985, would have been valued at $343,324 on December 31, 1995.

WEITZ PARTNERS VALUE FUND AND PREDECESSOR PARTNERSHIP VALUE OF $100,000
INVESTMENT



                                       PV
             MONTH ENDING   VALUE OF $100,000        S&P $100,000
             ------------   -----------------        ------------
                 12/31/85            $100,000            $100,000
                 01/31/86            $100,300            $100,557
                 02/28/86            $106,779            $108,068
                 03/31/86            $111,713            $114,101
                 04/30/86            $110,461            $112,815
                 05/31/86            $112,660            $118,812
                 06/30/86            $112,851            $120,823
                 07/31/86            $110,007            $114,069
                 08/31/86            $112,130            $122,527
                 09/30/86            $110,549            $112,392
                 10/31/86            $112,495            $118,878
                 11/30/86            $112,574            $121,766
                 12/31/86            $111,100            $118,653
                 01/31/87            $116,688            $134,629
                 02/28/87            $119,069            $139,943
                 03/31/87            $122,022            $143,980
                 04/30/87            $119,960            $142,701
                 05/31/87            $120,223            $143,932
                 06/30/87            $121,498            $151,200
                 07/31/87            $124,389            $158,858
                 08/31/87            $126,367            $164,780
                 09/30/87            $126,633            $161,167
                 10/31/87            $115,995            $126,481
                 11/30/87            $114,105            $116,077
                 12/31/87            $115,877            $124,926
                 01/31/88            $119,609            $130,177
                 02/29/88            $122,360            $136,215
                 03/31/88            $122,690            $132,012
                 04/30/88            $124,395            $133,472
                 05/31/88            $125,104            $134,607
                 06/30/88            $127,919            $140,778
                 07/31/88            $128,968            $140,242
                 08/31/88            $128,917            $135,484
                 09/30/88            $131,405            $141,249
                 10/31/88            $132,259            $145,179
                 11/30/88            $131,214            $143,102
                 12/31/88            $133,143            $145,595
                 01/31/89            $138,362            $156,227
                 02/28/89            $138,916            $152,341
                 03/31/89            $141,902            $155,890
                 04/30/89            $148,430            $163,975
                 05/31/89            $149,573            $170,580
                 06/30/89            $151,981            $169,619

WEITZ PARTNERS VALUE FUND AND PREDECESSOR PARTNERSHIP VALUE OF $100,000
INVESTMENT



                                       PV
             MONTH ENDING   VALUE OF $100,000        S&P $100,000
             ------------   -----------------        ------------

                 07/31/89            $157,148            $184,920
                 08/31/89            $159,113            $188,520
                 09/30/89            $160,942            $187,751
                 10/31/89            $158,496            $183,396
                 11/30/89            $158,845            $187,119
                 12/31/89            $160,171            $191,605
                 01/31/90            $151,378            $178,748
                 02/28/90            $152,725            $181,064
                 03/31/90            $152,587            $185,857
                 04/30/90            $152,069            $181,227
                 05/31/90            $159,322            $198,854
                 06/30/90            $159,992            $197,513
                 07/31/90            $157,160            $196,881
                 08/31/90            $148,563            $179,103
                 09/30/90            $143,958            $170,398
                 10/31/90            $137,911            $169,677
                 11/30/90            $145,428            $180,620
                 12/31/90            $150,080            $185,647
                 01/31/91            $159,670            $193,711
                 02/28/91            $168,261            $207,544
                 03/31/91            $172,030            $212,564
                 04/30/91            $174,077            $213,068
                 05/31/91            $179,073            $222,224
                 06/30/91            $173,110            $212,050
                 07/31/91            $177,541            $221,925
                 08/31/91            $180,844            $226,868
                 09/30/91            $183,773            $223,068
                 10/31/91            $184,600            $226,060
                 11/30/91            $179,081            $216,973
                 12/31/91            $192,253            $241,744
                 01/31/92            $194,502            $237,244
                 02/29/92            $197,420            $240,313
                 03/31/92            $197,617            $235,643
                 04/30/92            $198,329            $242,552
                 05/31/92            $200,550            $243,735
                 06/30/92            $201,131            $240,108
                 07/31/92            $203,263            $249,909
                 08/31/92            $199,361            $244,801
                 09/30/92            $202,152            $247,676
                 10/31/92            $200,252            $248,526
                 11/30/92            $213,909            $256,962
                 12/31/92            $221,283            $260,113
                 01/31/93            $227,833            $262,286

WEITZ PARTNERS VALUE FUND AND PREDECESSOR PARTNERSHIP VALUE OF $100,000
INVESTMENT



                                       PV
             MONTH ENDING   VALUE OF $100,000        S&P $100,000
             ------------   -----------------        ------------

                 02/28/93            $232,185            $265,857
                 03/31/93            $236,457            $271,461
                 04/30/93            $229,978            $264,899
                 05/31/93            $237,268            $271,961
                 06/30/93            $242,915            $272,754
                 07/31/93            $246,850            $271,655
                 08/31/93            $262,748            $281,937
                 09/30/93            $260,672            $279,773
                 10/31/93            $269,717            $285,556
                 11/30/93            $265,941            $282,843
                 12/31/93            $272,178            $286,262
                 01/31/94            $275,499            $295,984
                 02/28/94            $264,720            $287,955
                 03/31/94            $251,846            $275,418
                 04/30/94            $252,908            $278,952
                 05/31/94            $260,393            $283,514
                 06/30/94            $254,487            $276,568
                 07/31/94            $259,821            $285,643
                 08/31/94            $266,272            $297,330
                 09/30/94            $258,705            $290,070
                 10/31/94            $261,345            $296,564
                 11/30/94            $250,894            $285,774
                 12/31/94            $247,605            $290,003
                 01/31/95            $256,372            $297,518
                 02/28/95            $267,174            $309,099
                 03/31/95            $269,567            $318,204
                 04/30/95            $275,103            $327,567
                 05/31/95            $287,640            $340,629
                 06/30/95            $299,759            $348,534
                 07/31/95            $311,099            $360,085
                 08/31/95            $324,474            $360,984
                 09/30/95            $330,818            $376,208
                 10/31/95            $325,312            $374,864
                 11/30/95            $339,824            $391,301
                 12/31/95            $343,324            $398,837


                              Average Annual Total Returns
                                                           1 year         5 years           10 years
                                                           ------         -------           --------
 Partners Value Fund (and Predecessor Partnership)          38.7%           18.0%              13.1%

 S&P 500                                                    37.5%           16.5%              14.8%


     Total return for the Fund in 1995 was +38.7% vs. +37.5% for the S&P 500. The Investment Adviser's investment strategy is to buy stocks of well-managed, understandable, good businesses that are selling at significant discounts to the Investment Adviser's appraisal of their enterprise values. This conservative, value-oriented approach often leads to under-performance (relative to the S&P 500) in very strong markets, as the Fund's price-sensitivity leads the Fund to sell early and to hold cash reserves rather than pay inflated prices for stocks.

     The stocks which contributed the most to the Fund's returns in 1995 were banks and other financial service companies. These companies generally enjoyed good operating conditions in 1995, and their stock prices also benefited from merger activity among financial institutions and the fact that most financial stocks entered 1995 at depressed levels because of 1994's less favorable conditions.

     TOTAL RETURNS ARE BASED UPON PAST RESULTS AND ARE NOT A PREDICTION OF FUTURE PERFORMANCE.